Shareholders' Equity - Tax Effect (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accumulated Other Comprehensive Income (Loss) [Line Items]
Before Tax Amount	$ 79,174
Tax (Expense) Benefit	(5,565)
Reclassification adjustment for net realized (gains) losses included in net earnings	(18,033)	$ (3,894)	$ 63
Total other comprehensive income (loss)	73,609	(3,384)	(267)
Unrealized gains (losses) on fixed income available-for-sale investments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Before reclassifications and tax	115,610
Reclassification adjustment for change in allowance for credit losses recognized in net earnings	(499)
Reclassification adjustment for net realized (gains) losses included in net earnings	(19,766)
Reclassification to earnings on disposal of subsidiary	(15,008)
Before reclassifications, tax	(10,686)
Reclassification adjustment for change in allowance for credit losses recognized in net earnings	(10)
Reclassification adjustment for net realized (gains) losses included in net earnings	1,733
Reclassification to earnings on disposal of subsidiary	3,152
Before reclassifications, net of tax amount	104,924
Reclassification adjustment for change in allowance for credit losses recognized in net earnings	(509)
Reclassification adjustment for net realized (gains) losses included in net earnings	(18,033)	(3,894)	63
Reclassification to earnings on disposal of subsidiary	(11,856)
Total other comprehensive income (loss)	74,526	(998)	(2,221)
Cumulative Currency Translation Adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Before reclassifications and tax	(2,294)
Reclassification to earnings on disposal of subsidiary	34
Before reclassifications, tax	191
Reclassification to earnings on disposal of subsidiary	0
Before reclassifications, net of tax amount	(2,103)
Reclassification to earnings on disposal of subsidiary	34
Total other comprehensive income (loss)	(2,069)	(2,428)	(202)
Defined Benefit Pension Liability
Accumulated Other Comprehensive Income (Loss) [Line Items]
Before reclassifications and tax	1,097
Before reclassifications, tax	55
Before reclassifications, net of tax amount	1,152
Total other comprehensive income (loss)	$ 1,152	$ 42	$ 2,156